Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2023 oz lb	Dec. 31, 2023 oz lb	Dec. 31, 2023 Agreement oz lb	Dec. 31, 2023 MillionTonnesPerAnnum oz lb	Dec. 31, 2023 $ / oz oz lb	Dec. 31, 2023 yr oz lb	Nov. 15, 2023 oz	Apr. 19, 2023 oz	Apr. 12, 2023	Feb. 08, 2022 oz UNIT_OZ	Jan. 26, 2022 UNIT_OZ	Jan. 17, 2022 UNIT_OZ	Dec. 13, 2021 oz
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after second step down								1.00%
Number of ounces to be delivered before first step down in entitlement percentage								87,100
Number of gold ounces to be delivered before second step down in entitlement percentage								134,000
Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate		15.00%
Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage	43,300,000	43,300,000	43,300,000	43,300,000	43,300,000	43,300,000
Number of ounces to be produced and delivered before first step down	330,000	330,000	330,000	330,000	330,000	330,000
Tranche One [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.875%	6.875%	6.875%	6.875%	6.875%	6.875%
Tranche One [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%
Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before second step down in entitlement percentage	7,960,000	7,960,000	7,960,000	7,960,000	7,960,000	7,960,000
Tranche Two [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Tranche Two [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Tranche Three [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before third step down in entitlement percentage	35,340,000	35,340,000	35,340,000	35,340,000	35,340,000	35,340,000
Percentage of production to be purchased after second step down	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Tranche Three [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before fourth step down in entitlement percentage	86,600,000	86,600,000	86,600,000	86,600,000	86,600,000	86,600,000
Percentage of production to be purchased after second step down	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Gold interests [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before fourth step down in entitlement percentage	660,000	660,000	660,000	660,000	660,000	660,000
Gold interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of spot price of gold to be paid during contract restructuring	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Per ounce cash payment as a percentage of spot price of gold delivered	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Gold interests [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	62.50%
Threshold limits for concentrator production | MillionTonnesPerAnnum				5.5
Gold interests [member] | Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be produced and delivered after first step down	59,800	59,800	59,800	59,800	59,800	59,800
Gold interests [member] | Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be produced and delivered after second step down	270,200	270,200	270,200	270,200	270,200	270,200
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract	40 years
Percentage of production to be purchased	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of silver production to be Converted to gold and purchased		25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	70	70	70	70	70	70
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50	50	50	50	50	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90	90	90	90	90	90
Gold to silver exchange ratio, description	fixed gold to silver exchange ratio is 70:1.
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	50	50	50	50	50	50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	90	90	90	90	90	90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Number of ounces to be delivered before sharing mechanism applies	30,000	30,000	30,000	30,000	30,000	30,000
Attributable Payable Production to be Purchased there after	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	16.67%	16.67%	16.67%	16.67%	16.67%	16.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Number of ounces to be delivered before first step down in entitlement percentage	310,000	310,000	310,000	310,000	310,000	310,000
Gold [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	464,000	464,000	464,000	464,000	464,000	464,000
Number of ounces to be delivered before first step down in entitlement percentage													279,908
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%					100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%					67.00%
Number of ounces to be delivered before first step down in entitlement percentage	150,000	150,000	150,000	150,000	150,000	150,000					150,000
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Number of ounces to be delivered before first step down in entitlement percentage	90,000	90,000	90,000	90,000	90,000	90,000
Percentage of production to be purchased after first step down	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Number of ounces to be delivered before second step down in entitlement percentage	140,000	140,000	140,000	140,000	140,000	140,000
Percentage of production to be purchased after second step down	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Gold [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%						50.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%	33.00%	33.00%	33.00%	33.00%	33.00%						33.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	145,000	145,000	145,000	145,000	145,000	145,000
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ												145,000
Gold [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	2.78%	2.78%	2.78%	2.78%	2.78%	2.78%				4.15%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ										130,000
Percentage of production to be purchased after first step down	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%		1.44%		2.15%
Number of ounces to be delivered before second step down in entitlement percentage	134,000	134,000	134,000	134,000	134,000	134,000				200,000
Percentage of production to be purchased after second step down	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%				1.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL									22.00%
Number of ounces to be delivered before first step down in entitlement percentage	87,100	87,100	87,100	87,100	87,100	87,100
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%
Number of ounces to be delivered before first step down in entitlement percentage	285,000	285,000	285,000	285,000	285,000	285,000
Gold [member] | Constancia PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement			550
Gold [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.60%	6.60%	6.60%	6.60%	6.60%	6.60%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Number of ounces to be delivered before first step down in entitlement percentage	700,000	700,000	700,000	700,000	700,000	700,000
Gold [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	62.50%	62.50%	62.50%	62.50%	62.50%	62.50%
Number of ounces to be delivered before first step down in entitlement percentage							218,750
Percentage of production to be purchased after first step down	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Number of ounces to be delivered before second step down in entitlement percentage							428,300
Percentage of production to be purchased after second step down	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Number of ounces to be delivered before first step down in entitlement percentage	218,750	218,750	218,750	218,750	218,750	218,750
Number of gold ounces to be delivered before second step down in entitlement percentage	428,300	428,300	428,300	428,300	428,300	428,300
Percentage of the spot price of metal	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Gold [member] | Curraghinalt [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	3.05%	3.05%	3.05%	3.05%	3.05%	3.05%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage	125,000	125,000	125,000	125,000	125,000	125,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL							22.00%
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term					9.9	40
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	66.67%	66.67%	66.67%	66.67%	66.67%	66.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	2,150,000	2,150,000	2,150,000	2,150,000	2,150,000	2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%	33.00%	33.00%	33.00%	33.00%	33.00%
Silver [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	33.00%	33.00%	33.00%	33.00%	33.00%	33.00%
Cumulative silver ounces to be delivered before reduction in stream percentage	17,800,000	17,800,000	17,800,000	17,800,000	17,800,000	17,800,000
Silver [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%						75.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ												4,600,000
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000	375,000	375,000	375,000	375,000	375,000
Percentage of production to be purchased after first step down	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Number of ounces to be delivered before second step down in entitlement percentage	550,000	550,000	550,000	550,000	550,000	550,000
Percentage of production to be purchased after second step down	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Palladium [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%	42.40%	42.40%	42.40%	42.40%	42.40%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31	31	31	31	31	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%	21.20%	21.20%	21.20%	21.20%	21.20%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%					22.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%					15.00%
Number of ounces to be delivered before first step down in entitlement percentage	120,000	120,000	120,000	120,000	120,000	120,000					120,000
Platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Palladium and platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Number of ounces to be delivered before first step down in entitlement percentage							350,000
Percentage of production to be purchased after first step down							3.00%
Number of ounces to be delivered before second step down in entitlement percentage							485,115
Percentage of production to be purchased after second step down	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Spot Price Increased After Payment	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Number of palladium and platinum ounces to be delivered before first step down in entitlement percentage	350,000	350,000	350,000	350,000	350,000	350,000
Number of palladium and platinum ounces to be delivered after second step down in entitlement percentage	485,115	485,115	485,115	485,115	485,115	485,115
Threshold limits for concentrator production | MillionTonnesPerAnnum				5.5